INCOME TAXES - Reconciliations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2016	Oct. 03, 2015	Oct. 01, 2016	Oct. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Amount
Income tax provision (benefit) computed at statutory rate					$ 16,109	$ (10,344)	$ (17,823)
Permanent book/tax difference:
Stock-based compensation					5,501	67	486
Other permanent differences					199	205	272
State and local income tax					2,814	(12,021)	(2,908)
Change in valuation allowance					(15,812)	30,545	26,251
Other					108	(63)	78
Total income tax provision	$ (1,843)	$ 3,003	$ (58,166)	$ 6,057	$ 8,919	$ 8,389	$ 6,356
Percent of Pre-tax Income
Income tax provision (benefit) computed at statutory rate (as a percent)	35.00%	35.00%			35.00%	35.00%	35.00%
Permanent book/tax difference:
Stock-based compensation (as a percent)					12.00%	(0.20%)	(1.00%)
Other permanent differences (as a percent)					0.40%	(0.70%)	(0.50%)
State and local income tax (as a percent)					6.10%	40.70%	5.70%
Change in valuation allowance (as a percent)					(34.40%)	(103.40%)	(51.80%)
Other (as a percent)					0.20%	0.20%	(0.10%)
Income tax provision (as a percent)	(8.90%)	19.20%	(129.30%)	19.20%	19.40%	(28.40%)	(12.50%)